Daniel J. Igo Project Manager, AVP	Citi Fund Services 100 Summer Street Suite 1500 Boston, MA 02110	Tel. 617-824-1221 Fax 617-406-1967 daniel.igo@citi.com

February 18, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Forum Funds

File Nos.: 002-67052/811-03023

Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

This letter is being transmitted on behalf of Forum Funds, a Delaware statutory trust (the “Registrant”), by means of electronic submission pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”).

Pursuant to Rule 497(j) under the 1933 Act, please accept this letter as a certification on behalf of the Registrant that the form of Statement of Additional Information for the Brown Advisory Flexible Value Fund that would have been filed under Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 247 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically with the Securities and Exchange Commission on February 17, 2009; accession number 0001193125-09-031402.

Questions related to this filing should be directed to my attention at (617) 824-1221.

Very truly yours,

/s/ Daniel J. Igo
Daniel J. Igo
Assistant Secretary to the Registrant

cc:	Robert J. Zutz, Esq.

Francine J. Rosenberger, Esq.